Revenue and Expenses, Accruals for Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Accruals for restructuring charges, beginning of period	$ 166	$ 565	$ 1,214
Current period restructuring charges	0	0	726
Changes in estimates	0	5	(650)
Total restructuring charges	$ 0	$ 5	$ 76
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other noninterest expense	Other noninterest expense	Other noninterest expense
Payments and utilization	$ (166)	$ (404)	$ (725)
Accruals for restructuring charges, end of period	$ 0	$ 166	$ 565